Schedule of Supplemental Cash Flow Related to Leases (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases
Operating cash flows used for operating leases	$ 38,725	$ 201,525
Total operating lease liabilities	$ 1,535,706